Segment and Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Jul. 25, 2014 Segment	Apr. 25, 2014	Jan. 24, 2014	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 25, 2014 Segment		Apr. 26, 2013		Apr. 27, 2012
Segment Reporting Information [Line Items]
Number of Reportable Segments	3									3
Net Assets by Reportable Segment
Number of Operating Segments	3									3
Short-term borrowings	$ (2,477)	$ (1,613)				$ (910)				$ (1,613)		$ (910)
Long-term debt	(10,323)	(10,315)				(9,741)				(10,315)		(9,741)
Geographic Information
Net Sales	4,273	4,566	4,163	4,194	4,083	4,459	4,027	4,095	4,008	17,005		16,590		16,184
Net sales to external customers										17,005		16,590		16,184
Property, plant, and equipment, net	2,376	2,392				2,490				2,392		2,490		2,473
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes	1,242				1,252					5,260		5,145		4,875
Special charges	0				(40)					(40)		0		0
Restructuring charges, net	(30)				(18)					(78)		(172)		(87)
Acquisition-related items	(41)				96					(117)		49		(12)
Interest expense, net	(5)				(40)					(108)		(151)		(149)
Corporate	(83)				(97)					(432)		(365)		(392)
Earnings before income taxes	1,083				1,153					3,705		4,251		4,145
Restructuring Charges, Net of Reversals Including Cost of Product Sold Impact										(88)	[1]	(182)	[1]	(87)	[1]
Certain litigation charges, net										(770)		(245)		(90)
Assets, Net		19,443				18,671				19,443		18,671
Corporate, Non-Segment
Earnings before Income Taxes by Reportable Segment
Assets, Net		13,370				10,466				13,370		10,466
Cardiac and Vascular Group
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes	712				756
Restorative Therapies Group
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes	410				421
Diabetes Group
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes	120				75
Customer Concentration Risk | Sales Revenue, Net
Earnings before Income Taxes by Reportable Segment
Concentration Risk, Customer										0		0		0
United States
Geographic Information
Net Sales	2,333				2,206
Net sales to external customers										9,209		9,059		8,828
Property, plant, and equipment, net		1,762				1,849				1,762		1,849		1,894
Europe and Canada
Geographic Information
Net Sales	1,081				1,046
Net sales to external customers										4,380		4,199		4,313
Property, plant, and equipment, net		388				391				388		391		389
Asia Pacific
Geographic Information
Net Sales	649				656
Net sales to external customers										2,600		2,604		2,399
Property, plant, and equipment, net		195				206				195		206		154
Other Foreign
Geographic Information
Net Sales	210				175
Net sales to external customers										816		728		644
Property, plant, and equipment, net		47				44				47		44		36
Cardiac and Vascular Group
Net Assets by Reportable Segment
Number of Businesses	3									4
Geographic Information
Net Sales	2,254				2,160					8,847		8,695		8,482
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes										2,982		2,935		2,772
Assets, Net		6,578				6,941				6,578		6,941
Restorative Therapies Group
Net Assets by Reportable Segment
Number of Businesses	3									3
Geographic Information
Net Sales	1,603				1,554					6,501		6,369		6,221
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes										1,821		1,778		1,707
Assets, Net		9,604				10,058				9,604		10,058
Diabetes Group
Geographic Information
Net Sales	416				369					1,657		1,526		1,481
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes										457		432		396
Assets, Net		1,819				1,857				1,819		1,857
Operating Segments
Earnings before Income Taxes by Reportable Segment
Assets, Net		$ 18,001				$ 18,856				$ 18,001		$ 18,856

[1]	For fiscal years 2014 and 2013, restructuring charges, net within this table include the impact of amounts recorded within cost of products sold in the consolidated statements of earnings related to the fiscal year 2014 initiative and fiscal year 2013 initiative, respectively.